Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis and indicate the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value (
in thousands
):

March 31, 2022	Quoted Prices in Active Markets	Significant other Observable Units	Significant other Unobservable Units
Description	(Level 1)	(Level 2)	(Level 3)
Derivative warrant liabilities	$—	$—	$11,911

December 31, 2021	Quoted Prices in Active Markets	Significant other Observable Units	Significant other Unobservable Units
Description	(Level 1)	(Level 2)	(Level 3)
Derivative warrant liabilities	$—	$—	$8,375

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis and indicate the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value (
in thousands
).

December 31, 2021 Description	Quoted Prices in Active Markets (Level 1)	Significant other Observable Units (Level 2)	Significant other Unobservable Units (Level 3)
Derivative warrant liabilities	$—	$—	$8,375
Liability-classified contingent consideration	—	—	875

Schedule of Quantitative Information of Level 3 Fair Value Measurements Inputs
The following table provides quantitative information regarding Level 3 fair value measurements inputs used in measurement of fair value of Private Placement Warrants:

	March 31, 2022	December 31, 2021
Exercise price	$11.50	$11.50
Unit price	$7.47	$7.68
Volatility	50.8%	37.6%
Expected life of the options to convert	4.19	4.44
Risk-free rate	2.40%	1.17%
Dividend yield	0.0%	0.0%

The following table provides quantitative information regarding Level 3 fair value measurements inputs as of the Closing (June 8, 2021) and December 31, 2021:

	December 31, 2021	June 8, 2021
Exercise price	$11.50	$11.50
Unit price	$7.68	$14.92
Volatility	37.6%	29.8%
Expected life of the options to convert	4.44	5
Risk-free rate	1.17%	0.77%
Dividend yield	0.0%	0.0%
The following table provides quantitative information regarding Level 3 fair value measurements of the Related Warrants as of the date of issuance:

July 13, 2021
Exercise price	$11.50
Unit price	$13.30
Volatility	50.9%
Expected life of the options to convert	5.00
Risk-free rate	0.85%
Dividend yield	0.0%
The following table provides quantitative information regarding Level 3 fair value measurements of both tranches of the Contingent Consideration for the CMG Sellers and IMC Parent as of the date in which the First Share Price was triggered, causing the instruments to be re-assessed
under ASWC
815-40
and subsequent reclassification from liabilities to equity:

CMG Sellers—First Share Price Trigger	July 9, 2021
Share Price Trigger	$12.50
Potential Shares	1,750,000
Beginning Share Price	$14.09
Volatility	60.7%
Remaining Term	0.92
Risk-free rate	0.22%
Dividend yield	0.0%

CMG Sellers—Second Share Price Trigger	July 9, 2021
Share Price Trigger	$15.00
Potential Shares	1,750,000
Beginning Share Price	$14.09
Volatility	60.7%
Remaining Term	1.92
Risk-free rate	0.22%
Dividend yield	0.0%

IMC Parent—First Share Price Trigger	July 9, 2021
Share Price Trigger	$12.50
Potential Shares	1,450,000
Beginning Share Price	$14.09
Volatility	60.7%
Remaining Term	0.92
Risk-free rate	0.22%
Dividend yield	0.0%

IMC Parent—Second Share Price Trigger	July 9, 2021
Share Price Trigger	$15.00
Potential Shares	1,450,000
Beginning Share Price	$14.09
Volatility	60.7%
Remaining Term	1.92
Risk-free rate	0.22%
Dividend yield	0.0%

Schedule of Change in Fair Value of Warrant Liabilities
The change in the fair value of the warrant liabilities for the three months ended March 31, 2022 is summarized as follows (
in thousands
):

Fair value of derivative warrant liabilities at December 31, 2021	$8,375
Change in fair value of derivative warrant liabilities	3,536

Fair value of derivative warrant liabilities at March 31, 2022	$11,911

The change in the fair value of the warrant liabilities for the twelve months ended December 31, 2021 is summarized as follows (
in thousands
):

Fair value of derivative warrant liabilities at Closing	$29,132
Change in fair value of derivative warrant liabilities	(20,757)

Derivative warrant liabilities at December 31, 2021	$8,375